Income Taxes - Components of Income, before Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S.	$ 45	$ 5	$ (6)
Foreign	23	24	13
Income before income taxes	$ 68	$ 29	$ 7